Securitizations and Variable Interest Entities (Details) (USD $)	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash	$ 19,919,000,000		$ 21,860,000,000		$ 19,440,000,000	$ 16,044,000,000
Trading assets	62,813,000,000		57,482,000,000
Investment Securities	264,254,000,000		235,199,000,000
Mortgages held for sale	16,763,000,000	[1]	47,149,000,000	[1]
Loans	825,799,000,000	[1]	799,574,000,000	[1]	769,631,000,000	757,267,000,000	782,770,000,000
Mortgage servicing rights	15,580,000,000		11,538,000,000
Other assets	86,342,000,000	[1]	93,578,000,000	[1]
Total assets	1,527,015,000,000	[2]	1,422,968,000,000	[2]
Short-term borrowings	53,883,000,000		57,175,000,000		49,091,000,000
Accrued expenses and other liabilities	69,949,000,000		76,668,000,000
Long-term debt	152,998,000,000	[1]	127,379,000,000	[1]
Total liabilities	1,356,007,000,000	[3]	1,264,057,000,000	[3]
Noncontrolling interests	866,000,000		1,357,000,000
VIEs that we do not consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash	0		0
Trading assets	1,206,000,000		1,902,000,000
Investment Securities	18,795,000,000		19,900,000,000
Mortgages held for sale	0		0
Loans	7,652,000,000		9,841,000,000
Mortgage servicing rights	14,859,000,000		11,114,000,000
Other assets	6,151,000,000		4,993,000,000
Total assets	48,663,000,000		47,750,000,000
Short-term borrowings	0		0
Accrued expenses and other liabilities	3,464,000,000		3,441,000,000
Long-term debt	0		0
Total liabilities	3,464,000,000		3,441,000,000
Noncontrolling interests	0		0
Net assets	45,199,000,000		44,309,000,000
VIEs that we consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash	165,000,000		260,000,000
Trading assets	162,000,000		114,000,000
Investment Securities	1,352,000,000		2,772,000,000
Mortgages held for sale	38,000,000		469,000,000
Loans	6,058,000,000		10,553,000,000
Mortgage servicing rights	0		0
Other assets	347,000,000		457,000,000
Total assets	8,122,000,000		14,625,000,000
Short-term borrowings	29,000,000		2,059,000,000
Accrued expenses and other liabilities	99,000,000		901,000,000
Long-term debt	2,356,000,000		3,483,000,000
Total liabilities	2,484,000,000		6,443,000,000
Noncontrolling interests	5,000,000		48,000,000
Net assets	5,633,000,000		8,134,000,000
Transfers Accounted For As Secured Borrowings [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash	7,000,000		30,000,000
Trading assets	193,000,000		218,000,000
Investment Securities	8,976,000,000		14,848,000,000
Mortgages held for sale	0		0
Loans	6,021,000,000		7,088,000,000
Mortgage servicing rights	0		0
Other assets	110,000,000		161,000,000
Total assets	15,307,000,000		22,345,000,000
Short-term borrowings	7,871,000,000		13,228,000,000
Accrued expenses and other liabilities	3,000,000		20,000,000
Long-term debt	5,673,000,000		6,520,000,000
Total liabilities	13,547,000,000		19,768,000,000
Noncontrolling interests	0		0
Net assets	1,760,000,000		2,577,000,000
Total VIE [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash	172,000,000		290,000,000
Trading assets	1,561,000,000		2,234,000,000
Investment Securities	29,123,000,000		37,520,000,000
Mortgages held for sale	38,000,000		469,000,000
Loans	19,731,000,000		27,482,000,000
Mortgage servicing rights	14,859,000,000		11,114,000,000
Other assets	6,608,000,000		5,611,000,000
Total assets	72,092,000,000		84,720,000,000
Short-term borrowings	7,900,000,000		15,287,000,000
Accrued expenses and other liabilities	3,566,000,000		4,362,000,000
Long-term debt	8,029,000,000		10,003,000,000
Total liabilities	19,495,000,000		29,652,000,000
Noncontrolling interests	5,000,000		48,000,000
Net assets	$ 52,592,000,000		$ 55,020,000,000

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[2]	Our consolidated assets at December 31, 2013 and December 31, 2012, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $165 million and $260 million; Trading assets, $162 million and $114 million; Investment Securities, $1.4 billion and $2.8 billion; Mortgages held for sale, $38 million and $469 million; Net loans, $6.0 billion and $10.6 billion; Other assets, $347 million and $457 million, and Total assets, $8.1 billion and $14.6 billion, respectively.
[3]	Our consolidated liabilities at December 31, 2013 and December 31, 2012, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $29 million and $0 million; Accrued expenses and other liabilities, $90 million and $134 million; Long-term debt, $2.3 billion and $3.5 billion; and Total liabilities, $2.4 billion and $3.6 billion, respectively.